Cover	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Current Fiscal Year End Date	--06-30
Entity File Number	333-227526
Entity Registrant Name	SHENGDA NETWORK TECHNOLOGY, INC.
Entity Central Index Key	0001753931
Entity Tax Identification Number	35-2606208
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Floor 6, Building 6
Entity Address, Address Line Two	LuGang WebMall Town, ChouJiang, YiWu
Entity Address, Address Line Three	Jinhua City
Entity Address, City or Town	Zhejiang Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	322000
City Area Code	86
Local Phone Number	155-5793-7666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false